Share-Based Compensation - Narrative (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2024 USD ($) shares	Aug. 31, 2024 GBP (£) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Share-based compensation expense			$ 4,628,000	$ 3,249,000
Restricted share awards (RSAs)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Restricted stock awards granted (in USD per share) | $ / shares			$ 13.00	$ 8.30
Restricted stock awards vested			$ 3,174,000	$ 2,327,000
Unrecognized compensation expense			$ 6,105,000
Expected recognized years			3 years
Employee share purchase plan (ESPP)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Discount from market price	50.00%	50.00%
Maximum annual contributions per employee	$ 2,500	£ 1,800
Number of shares available for grant (in shares) | shares	400,000	400,000	400,000
Number of shares issued in period (in shares) | shares			0